CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares
Allowance for doubtful accounts	¥ 83,991	$ 12,216	¥ 72,115
Current liabilities of the VIEs and VIE's subsidiaries without recourse to the Company	107,139	15,584	133,406
Non-current liabilities of the VIEs and VIE's subsidiaries without recourse to the Company	¥ 6,414	$ 933	¥ 4,134
Treasury stock, shares	45,273,040	45,273,040	0
Common Class A [Member]
Ordinary shares, par value | $ / shares		$ 0.000025
Ordinary shares, shares authorized	7,600,000,000	7,600,000,000	7,600,000,000
Ordinary shares, shares issued	475,357,217	475,357,217	415,250,897
Ordinary shares, shares outstanding	419,253,027	419,253,027	409,345,857
Common Class B [Member]
Ordinary shares, par value | $ / shares		$ 0.000025
Ordinary shares, shares authorized	1,400,000,000	1,400,000,000	1,400,000,000
Ordinary shares, shares issued	957,985,982	957,985,982	1,006,398,742
Ordinary shares, shares outstanding	946,017,565	946,017,565	992,705,325